Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances at amortised cost	£ 361,451	[1]	£ 342,632
Reverse repurchase agreements and other similar secured lending	3,227	[1]	9,031
Financial liabilities
Repurchase agreements and other similar secured borrowing	(28,352)	[1]	(14,174)
Debt securities in issue	(98,867)	[1]	(75,796)
Subordinated liabilities	(12,759)	[1]	(16,341)	£ (18,156)
Not held at fair value
Financial assets
Loans and advances at amortised cost	362,424		340,516
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Financial liabilities
Deposits at amortised cost	(519,436)		(481,106)
Repurchase agreements and other similar secured borrowing	(28,358)		(14,174)
Debt securities in issue	(100,657)		(77,813)
Subordinated liabilities	(13,334)		(16,918)
Not held at fair value | Level 1
Financial assets
Loans and advances at amortised cost	17,381		8,824
Reverse repurchase agreements and other similar secured lending	0		0
Financial liabilities
Deposits at amortised cost	(434,431)		(396,124)
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	0		0
Subordinated liabilities	0		0
Not held at fair value | Level 2
Financial assets
Loans and advances at amortised cost	83,191		81,322
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Financial liabilities
Deposits at amortised cost	(83,501)		(82,874)
Repurchase agreements and other similar secured borrowing	(28,358)		(14,174)
Debt securities in issue	(98,364)		(75,957)
Subordinated liabilities	(13,267)		(16,918)
Not held at fair value | Level 3
Financial assets
Loans and advances at amortised cost	261,852		250,370
Reverse repurchase agreements and other similar secured lending	0		0
Financial liabilities
Deposits at amortised cost	(1,504)		(2,108)
Repurchase agreements and other similar secured borrowing	0		0
Debt securities in issue	(2,293)		(1,856)
Subordinated liabilities	(67)		0
Carrying amount
Financial assets
Loans and advances at amortised cost	361,451		342,632
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Financial liabilities
Deposits at amortised cost	(519,433)		(481,036)
Repurchase agreements and other similar secured borrowing	(28,352)		(14,174)
Debt securities in issue	(98,867)		(75,796)
Subordinated liabilities	£ (12,759)		£ (16,341)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.